Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Summary of Amounts Associated with PEMEX's Labor Obligations
The following table show the amounts associated with PEMEX’s labor obligations:

	December 31,
	2022		2021
Liability for defined benefits at retirement and post-employment at the end of the year	Ps.	1,295,765,636	Ps.	1,371,307,692
Liability for other long-term benefits	11,121,039		12,763,956
Total liability for defined benefits recognized in the consolidated statement of financial position at the end of the year	Ps.	1,306,886,675	Ps.	1,384,071,648

Summary of Amounts Recognized for Long-term Obligations
The following tables contain detailed information regarding PEMEX’s retirement and post-employment benefits:

	December 31,
Changes in the liability for defined benefits	2022		2021
Liability for defined benefits at the beginning of the year	Ps.	1,371,307,692	Ps.	1,516,671,029
Current Service cost (1)	18,446,170		41,135,899
Past service cost	524		34,573
Net interest	112,552,382		104,524,369
Liquidation event loss	1,971		49,032
Defined benefits paid by the fund	(6,673,574)		(6,608,749)
Actuarial losses (gains) in other comprehensive results due to:
Change in financial assumptions (2)	(150,264,079)		(266,985,561)
Change in demographic assumptions (2)	2,403,864		44,085,779
For experience during the year (2)	16,188,726		2,581,184
Assets of the plan during the year (2)	277,256		(52,166)
Contributions paid to the fund	(68,475,296)		(64,127,697)
Defined benefit liabilities at end of year	Ps.	1,295,765,636	Ps.	1,371,307,692

(1)The variation between 2022 and 2021 is mainly due to the result of the contractual review carried out in 2021, in which the retirement requirements were modified for the syndicated personnel.
(2)The amount of actuarial losses corresponding to retirement and post-employment benefits recognized in other comprehensive income net of deferred income tax for Ps. (123,385,417) generated in the period from January to December 2022 correspond mainly to the increase in the discount rate from 8.46% in 2021 to 9.39% in 2022. Other influencing factors were the changes in obligations for movements in the population, age, seniority, salary, pensions and benefits.

	December 31,
Changes in pension plan assets	2022		2021
Plan assets at the beginning of year	Ps.	2,289,697	Ps.	2,438,724
Return on plan assets	253,721		294,713
Payments by the pension fund	(68,534,502)		(64,623,601)
Company contributions to the fund	68,410,838		64,127,697
Actuarial (gains) losses in plan assets	(121,876)		52,164
Adjustment to the Defined Contribution Plan (1)	(64,388)		—
Pension plan assets at the end of year	Ps.	2,233,490	Ps.	2,289,697
(1)The concepts come from the valuation of PMI´s liabilities.
The amounts recognized for other long-term obligations are as follows:

	December 31,
Change in the liability for defined benefits	2022		2021
Liabilities for defined benefits at the beginning of year	Ps.	12,763,956	Ps.	18,497,057
Charge to income for the year	2,010,051		2,354,238
Actuarial losses (gains) recognized in income due to:
Change in financial assumptions	(1,899,096)		(4,121,075)
Change in demographic assumptions	(166,459)		(2,027,902)
For experience during the year	(1,585,760)		(1,937,645)
Benefits paid	(1,653)		(717)
Liabilities for defined benefits at the end of year	Ps.	11,121,039	Ps.	12,763,956

Summary of Amounts and Types of Plan Assets
As of December 31, 2022 and 2021, the amounts and types of plan assets are as follows:

	December 31,
Plan Assets	2022		2021
Cash and cash equivalents	Ps.	168,367	Ps.	32,199
Debt instruments	2,065,123		2,257,498
Total plan assets	Ps.	2,233,490	Ps.	2,289,697

	December 31,
Changes in Defined Benefit Obligations (DBO)	2022		2021
Defined benefit obligations at the beginning of the year	Ps.	1,373,548,493	Ps.	1,519,084,202
Service costs	17,582,708		21,151,945
Financing costs	112,801,977		104,844,611
Past service costs	524		34,573
Payments by the fund	(75,208,077)		(71,232,349)
Amount of actuarial (losses) gains recognized in other comprehensive results due to:
Change in financial assumptions (1)	(150,264,079)		(266,985,561)
Change in demographic assumptions (2)	2,403,864		44,085,779
For experience during the year (3)	16,188,726		2,581,184
Reductions	1,971		—
Modifications to the pension plan (4)	864,011		19,984,109
Defined benefit obligations at the end of year	Ps.	1,297,920,118	Ps.	1,373,548,493
(1)The variations in financial assumptions are due to the increase in the discount rate from 8.46% in 2021 to 9.39% in 2022.
(2)The main factor influencing in variation between 2022 and 2021 is due to the observed changes in mortality.
(3)The changes in assumptions from experience depend on factors that do not necessarily have the same behavior from year to year and given by the movements in the population different to those expected, the factors that influenced the result of year 2022 were increase in salaries, departures and inflows of personnel, among others.
(4)The variation between 2022 and 2021 is mainly due to the result of the contractual review carried out in 2021, in which the retirement requirements were modified for the syndicated personnel.

Summary of Additional Fair value Disclosure About Plan Assets and Indicate Their Rank
The following tables present additional fair value disclosure about plan assets and indicate their rank, in accordance with IFRS 13, as of December 31, 2022 and 2021:

	Fair value measurements as of December 31, 2022
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	168,367	Ps.	—	Ps.	—	Ps.	168,367
Debt instruments	2,065,123		—		—		2,065,123
Total	Ps.	2,233,490	Ps.	—	Ps.	—	Ps.	2,233,490

	Fair value measurements as of December 31, 2021
Plan assets	Quoted prices in active markets for identical assets (level 1)		Significant observable inputs (level 2)		Significant unobservable inputs (level 3)		Total
Cash and cash equivalents	Ps.	32,199	Ps.	—	Ps.	—	Ps.	32,199
Debt instruments	2,257,498		—		—		2,257,498
Total	Ps.	2,289,697	Ps.	—	Ps.	—	Ps.	2,289,697

Summary of Principal Actuarial Assumptions Used in Determining the Defined Benefit Obligation
As of December 31, 2022 and 2021, the principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2022	2021
Rate of increase in salaries	4.47%	4.47%
Rate of increase in pensions	4.00%	4.00%
Rate of increase in post-mortem pensions	0.00%	0.00%
Rate of increase in medical services	7.65%	7.65%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	9.39%	8.46%
Average length of obligation (years)	13.45	14.38
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds, based on the Fixed Rate bonds of the Federal Government (“Bonos M”) and the “Cetes”, as well as the flow of expected payments to cover the contingent obligations. As a consequence of the change in the yields of the financial instruments mentioned above at the end of the year, the discount rate increased compared to the end of 2021.
The principal actuarial assumptions used in determining the defined benefit obligation for the plans are as follows:

	December 31,
	2022	2021
Rate of increase in salaries	4.47%	4.47%
Inflation assumption	4.00%	4.00%
Rate of increase in basic basket for active personnel	5.00%	5.00%
Rate of increase in basic basket for retired personnel	4.00%	4.00%
Rate of increase in gas and gasoline	4.00%	4.00%
Discount and return on plan assets rate (1)	9.39%	8.46%
Average length of obligation (years)	13.45	14.38
(1)In accordance with IAS 19, the discount rate was determined using as a reference the interest rates observed in Mexican Government bonds denominated in pesos (Cetes and M bonds), as well as the flow of payments expected to cover contingent obligations. As a result of the profits in financial instruments at the end of 2022, the discount rate increased as compared 2021.